Financial Instruments - Summary of Obligations Due (Detail) - Liquidity risk [member] $ in Thousands	Apr. 30, 2020 CAD ($)
2020 [member]
Disclosure of reclamation obligations continuity [line items]
Trade and other payables	$ 2,441
Loan payable	3,196
2023 [member]
Disclosure of reclamation obligations continuity [line items]
Reclamation and closure obligations	$ 1,014